American Century Target Maturities Trust

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

TARGET 2010 FUND * TARGET 2015 FUND
TARGET 2020 FUND * TARGET 2025 FUND

Supplement dated March 15, 2007 * Statement of Additional Information dated
February 1, 2007

WILLIAM M. LYONS RESIGNED AS TRUSTEE AND OFFICER EFFECTIVE FEBRUARY 28, 2007.
ALL REFERENCES TO HIM IN THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE
DELETED.

THE FOLLOWING ENTRIES REPLACE THE LISTINGS IN THE Management TABLE.

Interested Trustees
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Jonathan Thomas, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1963
Position(s) Held with Funds: Advisory Board Member, President
First Year of Service: 2007
Principal Occupation(s) During Past 5 Years: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM, ACGIM,
ACIS and other ACC subsidiaries; Managing Director, MORGAN STANLEY (March 2000 to November 2005)
Number of Portfolios in Fund Complex Overseen by Trustee: 109
Other Directorships Held by Trustee: None

Officers
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Jon Zindel, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1967
Position(s) Held with Funds: Tax Officer
First Year of Service: 1997
Principal Occupation(s) During Past 5 Years: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS

THE FOLLOWING IS ADDED TO THE LISTINGS UNDER THE Other Accounts Managed TABLE ON
PAGE 24.

OTHER ACCOUNTS MANAGED (AS OF SEPTEMBER 30, 2006)
                                                                                             OTHER ACCOUNTS
                                                                   OTHER POOLED              (E.G., SEPARATE
                                      REGISTERED INVESTMENT        INVESTMENT VEHICLES       ACCOUNTS AND
                                      COMPANIES (E.G., OTHER       (E.G., COMMINGLED         CORPORATE ACCOUNTS,
                                      AMERICAN CENTURY FUNDS       TRUSTS AND                INCLUDING INCUBATION
                                      AND AMERICAN CENTURY -       529 EDUCATION             STRATEGIES AND
                                      SUBADVISED FUNDS)            SAVINGS PLANS)            CORPORATE MONEY)
----------------------------------------------------------------------------------------------------------------------
TARGET 2010 FUND
----------------------------------------------------------------------------------------------------------------------
Seth B.         Number of Other       6                            0                         0
Plunkett(1)     Accounts Managed
----------------------------------------------------------------------------------------------------------------------
                Assets in Other       $2,401,484,372               N/A                       N/A
                Accounts Managed
----------------------------------------------------------------------------------------------------------------------
TARGET 2015 FUND
----------------------------------------------------------------------------------------------------------------------
Seth B.         Number of Other       6                            0                         0
Plunkett(1)     Accounts Managed
----------------------------------------------------------------------------------------------------------------------
                Assets in Other       $2,406,212,097               N/A                       N/A
                Accounts Managed
----------------------------------------------------------------------------------------------------------------------
TARGET 2020 FUND
----------------------------------------------------------------------------------------------------------------------
Seth B.         Number of Other       6                            0                         0
Plunkett(1)     Accounts Managed
----------------------------------------------------------------------------------------------------------------------
                Assets in Other       $2,423,506,700               N/A                       N/A
                Accounts Managed
----------------------------------------------------------------------------------------------------------------------
TARGET 2025 FUND
----------------------------------------------------------------------------------------------------------------------
Seth B.         Number of Other       6                            0                         0
Plunkett(1)     Accounts Managed
----------------------------------------------------------------------------------------------------------------------
                Assets in Other       $2,285,939,299               N/A                       N/A
                Accounts Managed
----------------------------------------------------------------------------------------------------------------------

(1)  MR. PLUNKETT BECAME A PORTFOLIO MANAGER ON MARCH 1, 2007. INFORMATION
     IS PROVIDED AS OF MARCH 1, 2007.

THE FOLLOWING IS ADDED TO THE Ownership of Securities TABLE ON PAGE 27.

OWNERSHIP OF SECURITIES(1)
                                   AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Target 2010 Fund
          Seth B. Plunkett         A
--------------------------------------------------------------------------------
Target 2015 Fund
          Seth B. Plunkett         A
--------------------------------------------------------------------------------
Target 2020 Fund
          Seth B. Plunkett         A
--------------------------------------------------------------------------------
Target 2025 Fund
          Seth B. Plunkett         A
--------------------------------------------------------------------------------

(1)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THESE PORTFOLIO MANAGERS SERVE ON
     AN INVESTMENT TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD
     INVESTMENT CATEGORY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN
     EACH SUCH FUND.

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

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